Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AMG FUNDS IV
AMG Montrusco Bolton Large Cap Growth Fund
Supplement dated October 7, 2025 to the Prospectus, dated March 1, 2025
The following information supplements and supersedes any information to the contrary relating to AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on October 7, 2025 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund to replace Montrusco Bolton Investments, Inc. (the “Existing Subadviser”), effective December 8, 2025 (the “Implementation Date”). At the Meeting, the Board also approved a subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “New Subadvisory Agreement”). The rate of compensation to be received by GW&K under the New Subadvisory Agreement is identical to the rate of compensation that the Existing Subadviser receives under the subadvisory agreement in effect between AMGF and the Existing Subadviser with respect to the Fund.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund will (i) change its name from AMG Montrusco Bolton Large Cap Growth Fund to AMG GW&K Small Cap Growth Fund, (ii) make changes to its principal investment strategies and principal risks, (iii) change its sub‑classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non‑diversified” to “diversified”, and (iv) replace the S&P 500® Growth Index, one of its benchmark indices, with the Russell 2000® Growth Index.
Also in connection with the hiring of GW&K, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement: (i) the management fee for the Fund will be reduced from 0.48% to 0.47%; (ii) the maximum shareholder servicing fee rate authorized to be paid by Class I shares of the Fund will be increased from 0.05% to 0.06%; and (iii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2027, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.67% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The net expense ratio for Class N shares is expected to decrease as a result of the changes, while the Class I net expense ratio is expected to stay the same. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment strategies is expected to cause the Fund to realize taxable income or gain for U.S. federal income tax purposes. Such taxable income or gain will be distributed to shareholders, and such distributions will be taxable to shareholders who hold their shares in a taxable account. See “Certain U.S. Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small Cap Growth Fund. All references to the Existing Subadviser shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Jean David Meloche and Robert Hiscock as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Daniel L. Miller and Joseph C. Craigen.
The section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Principal Investment Strategies” beginning on page 12 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund primarily invests in common stock and preferred stock of U.S. companies. Small-capitalization companies are those with a market capitalization of less than $5.0 billion at the time of purchase or otherwise within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small‑Cap Total Stock Market Index. As of April 30, 2025, the date of the latest reconstitution of the Russell 2000® Index (implemented by the Index June 27, 2025), the range of market capitalizations of the Russell 2000® Index was $119.4 million to $7.4 billion. As of August 31, 2025, the range of market capitalizations of the S&P SmallCap 600 Index was $284.97 million to $12.469 billion. As of August 31, 2025, the range of market capitalizations of the Dow Jones U.S. Small‑Cap Total Stock Market Index was $4.67 million to $29.158 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time.
The Fund invests in an unrestricted opportunity set, pursuing quality companies with growth oriented characteristics. GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), intends to assemble a portfolio of securities diversified as to companies and industries. The Subadviser may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.
The section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Principal Risks” beginning on page 13 is revised to remove “Focused Investment Risk”, “Large-Capitalization Stock Risk”, “ESG Investing Risk”, “GARP Style Risk”, “Non‑Diversified Fund Risk”, and “Value Stock Risk” as principal risks of the Fund and to add the following as a principal risk of the Fund:
Small-Capitalization Stock Risk— the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Also with respect to the section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Principal Risks” beginning on page 13, the “Sector Risk” disclosure is deleted and replaced with the following:
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials, information technology and healthcare sectors may comprise a significant portion of the Fund’s portfolio. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Stocks in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.
Also with respect to the section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Principal Risks” beginning on page 13, the principal risks shall appear in the following order: Market Risk; Small-Capitalization Stock Risk; Growth Stock Risk; Management Risk; Sector Risk; and Liquidity Risk.
The second paragraph of the section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Performance” on page 14 is deleted and replaced with the following:
As of December 8, 2025, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Small Cap Growth Fund,” adopted its current investment strategies and began comparing its performance to the Russell 2000® Growth Index. The Fund’s performance information for periods prior to December 8, 2025 reflects the Fund’s investment strategy that was in effect at that time and would have been different had the Fund’s current investment strategy been in effect.
The following year‑to‑date performance information for Class N shares of the Fund is added below the Calendar Year Total Returns table in the section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Performance” on page 14:
Year‑to‑Date (as of 6/30/25): 9.48%
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Performance” on page 14 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/24

AMG GW&K Small Cap Growth Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes	14.35%	13.19%	11.88%
Class N Return After Taxes on Distributions	11.63%	7.79%	7.24%
Class N Return After Taxes on Distributions and Sale of Fund Shares	10.10%	9.32%	8.28%
Class I Return Before Taxes	14.56%	13.39%	12.10%
S&P 500® Index[1] (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
Russell 2000® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	15.15%	6.86%	8.09%
S&P 500® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	36.07%	17.09%	15.29%
[1]
Effective October 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund uses the Russell 2000® Growth Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.

[2]
The Russell 2000® Growth Index replaced the S&P 500® Growth Index as the Fund’s additonal benchmark on December 8, 2025 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current strategies.

AMG FUNDS IV
AMG Montrusco Bolton Large Cap Growth Fund
Supplement dated October 7, 2025 to the Prospectus, dated March 1, 2025
The following information supplements and supersedes any information to the contrary relating to AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of December 8, 2025, the Fund’s policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies.

AMG Montrusco Bolton Large Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AMG FUNDS IV
AMG Montrusco Bolton Large Cap Growth Fund
Supplement dated October 7, 2025 to the Prospectus, dated March 1, 2025
The following information supplements and supersedes any information to the contrary relating to AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on October 7, 2025 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund to replace Montrusco Bolton Investments, Inc. (the “Existing Subadviser”), effective December 8, 2025 (the “Implementation Date”). At the Meeting, the Board also approved a subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “New Subadvisory Agreement”). The rate of compensation to be received by GW&K under the New Subadvisory Agreement is identical to the rate of compensation that the Existing Subadviser receives under the subadvisory agreement in effect between AMGF and the Existing Subadviser with respect to the Fund.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund will (i) change its name from AMG Montrusco Bolton Large Cap Growth Fund to AMG GW&K Small Cap Growth Fund, (ii) make changes to its principal investment strategies and principal risks, (iii) change its sub‑classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non‑diversified” to “diversified”, and (iv) replace the S&P 500® Growth Index, one of its benchmark indices, with the Russell 2000® Growth Index.
Also in connection with the hiring of GW&K, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement: (i) the management fee for the Fund will be reduced from 0.48% to 0.47%; (ii) the maximum shareholder servicing fee rate authorized to be paid by Class I shares of the Fund will be increased from 0.05% to 0.06%; and (iii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2027, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.67% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The net expense ratio for Class N shares is expected to decrease as a result of the changes, while the Class I net expense ratio is expected to stay the same. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment strategies is expected to cause the Fund to realize taxable income or gain for U.S. federal income tax purposes. Such taxable income or gain will be distributed to shareholders, and such distributions will be taxable to shareholders who hold their shares in a taxable account. See “Certain U.S. Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small Cap Growth Fund. All references to the Existing Subadviser shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Jean David Meloche and Robert Hiscock as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Daniel L. Miller and Joseph C. Craigen.
The section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Principal Investment Strategies” beginning on page 12 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund primarily invests in common stock and preferred stock of U.S. companies. Small-capitalization companies are those with a market capitalization of less than $5.0 billion at the time of purchase or otherwise within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small‑Cap Total Stock Market Index. As of April 30, 2025, the date of the latest reconstitution of the Russell 2000® Index (implemented by the Index June 27, 2025), the range of market capitalizations of the Russell 2000® Index was $119.4 million to $7.4 billion. As of August 31, 2025, the range of market capitalizations of the S&P SmallCap 600 Index was $284.97 million to $12.469 billion. As of August 31, 2025, the range of market capitalizations of the Dow Jones U.S. Small‑Cap Total Stock Market Index was $4.67 million to $29.158 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time.
The Fund invests in an unrestricted opportunity set, pursuing quality companies with growth oriented characteristics. GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), intends to assemble a portfolio of securities diversified as to companies and industries. The Subadviser may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.
The section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Principal Risks” beginning on page 13 is revised to remove “Focused Investment Risk”, “Large-Capitalization Stock Risk”, “ESG Investing Risk”, “GARP Style Risk”, “Non‑Diversified Fund Risk”, and “Value Stock Risk” as principal risks of the Fund and to add the following as a principal risk of the Fund:
Small-Capitalization Stock Risk— the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Also with respect to the section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Principal Risks” beginning on page 13, the “Sector Risk” disclosure is deleted and replaced with the following:
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials, information technology and healthcare sectors may comprise a significant portion of the Fund’s portfolio. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Stocks in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.
Also with respect to the section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Principal Risks” beginning on page 13, the principal risks shall appear in the following order: Market Risk; Small-Capitalization Stock Risk; Growth Stock Risk; Management Risk; Sector Risk; and Liquidity Risk.
The second paragraph of the section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Performance” on page 14 is deleted and replaced with the following:
As of December 8, 2025, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Small Cap Growth Fund,” adopted its current investment strategies and began comparing its performance to the Russell 2000® Growth Index. The Fund’s performance information for periods prior to December 8, 2025 reflects the Fund’s investment strategy that was in effect at that time and would have been different had the Fund’s current investment strategy been in effect.
The following year‑to‑date performance information for Class N shares of the Fund is added below the Calendar Year Total Returns table in the section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Performance” on page 14:
Year‑to‑Date (as of 6/30/25): 9.48%
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Performance” on page 14 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/24

AMG GW&K Small Cap Growth Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes	14.35%	13.19%	11.88%
Class N Return After Taxes on Distributions	11.63%	7.79%	7.24%
Class N Return After Taxes on Distributions and Sale of Fund Shares	10.10%	9.32%	8.28%
Class I Return Before Taxes	14.56%	13.39%	12.10%
S&P 500® Index[1] (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
Russell 2000® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	15.15%	6.86%	8.09%
S&P 500® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	36.07%	17.09%	15.29%
[1]
Effective October 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund uses the Russell 2000® Growth Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.

[2]
The Russell 2000® Growth Index replaced the S&P 500® Growth Index as the Fund’s additonal benchmark on December 8, 2025 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current strategies.

AMG FUNDS IV
AMG Montrusco Bolton Large Cap Growth Fund
Supplement dated October 7, 2025 to the Prospectus, dated March 1, 2025
The following information supplements and supersedes any information to the contrary relating to AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of December 8, 2025, the Fund’s policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies.